Segment Information - Additional Information (Detail) - Armada Acquisition Corp II [Member] - Segment	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Segment Reporting [Line Items]
Number of Reportable Segments	1	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefFinancialOfficerMember